Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	730,970,994.95	37,736
Yield Supplement Overcollateralization Amount 07/31/23	85,824,350.29	0
Receivables Balance 07/31/23	816,795,345.24	37,736
Principal Payments	30,196,290.84	1,106
Defaulted Receivables	824,411.82	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	81,629,668.50	0
Pool Balance at 08/31/23	704,144,974.08	36,597

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.93%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,140,014.63	344
Past Due 61-90 days	2,644,793.94	110
Past Due 91-120 days	323,765.39	13
Past Due 121+ days	0.00	0
Total	11,108,573.96	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	618,766.38
Aggregate Net Losses/(Gains) - August 2023	205,645.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	0.61%
Second Prior Net Losses/(Gains) Ratio	0.38%
Third Prior Net Losses/(Gains) Ratio	0.23%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	6,337,304.77
Actual Overcollateralization	6,337,304.77
Weighted Average Contract Rate	5.02%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	53.55

Flow of Funds	$ Amount
Collections	34,263,229.02
Investment Earnings on Cash Accounts	36,753.16
Servicing Fee	(680,662.79)
Transfer to Collection Account	-
Available Funds	33,619,319.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,214,271.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	4,887,281.92
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,337,304.77
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,820,461.30

Total Distributions of Available Funds	33,619,319.39

Servicing Fee	680,662.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	724,392,256.00
Principal Paid	26,584,586.69
Note Balance @ 09/15/23	697,807,669.31

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	176,668,691.38
Principal Paid	17,272,084.35
Note Balance @ 09/15/23	159,396,607.03
Note Factor @ 09/15/23	68.7528498%

Class A-2b
Note Balance @ 08/15/23	95,253,564.62
Principal Paid	9,312,502.34
Note Balance @ 09/15/23	85,941,062.28
Note Factor @ 09/15/23	68.7528498%

Class A-3
Note Balance @ 08/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	306,860,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Note Balance @ 08/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	99,620,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	30,630,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	15,360,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,214,271.40
Total Principal Paid	26,584,586.69
Total Paid	29,798,858.09

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	811,203.74
Principal Paid	17,272,084.35
Total Paid to A-2a Holders	18,083,288.09

Class A-2b
One-Month SOFR	5.18851%
Coupon	6.03851%
Interest Paid	495,302.16
Principal Paid	9,312,502.34
Total Paid to A-2b Holders	9,807,804.50

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1472661
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0303995
Total Distribution Amount	29.1776656

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.4989809
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.5000188
Total A-2a Distribution Amount	77.9989997

A-2b Interest Distribution Amount	3.9624173
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.5000187
Total A-2b Distribution Amount	78.4624360

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	183.84
Noteholders' Third Priority Principal Distributable Amount	577.78
Noteholders' Principal Distributable Amount	238.38

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	5,106,453.81
Investment Earnings	22,647.98
Investment Earnings Paid	(22,647.98)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,311,743.39	$4,771,349.87	$5,099,412.06
Number of Extensions	179	165	170
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.56%	0.58%